Share-Based Payments	6 Months Ended
Jun. 30, 2025
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
16	SHARE-BASED PAYMENTS

At June 30, 2025, the employee share-based payment reserve balance is USD 9,343 (at December 31, 2024: USD 64,621).

The movement of share-based payment reserves during the year is as follows:

Amount
USD

As at January 1, 2024	415,573
Share options exercised during the year	(183,112)
Reversal of prior provisions	(167,840)
At December 31, 2024	64,621

Share options exercised during the period	(15,577)
Reversal of prior provisions	(39,701)
As at June 30, 2025	9,343

Share options outstanding are the following:

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	Shares options	Shares options

Opening balance as of January 1,	56,296	73,251
Exercised during the year	(2,243)	(16,955)
Ending shares option	54,053	56,296

The options are fair valued using Monte Carlo simulation model. The following assumptions are used in calculating the fair value of the options:

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024

Expected weighted average volatility (%)	144%	108%
Probability of no default	91%	92%
Risk-free interest rate	4.39%	4.38%